BROWN CARDINAL SMALL COMPANIES FUND
Institutional Shares (BIACX)
Advisor Shares (BASVX)

Supplement dated August 31, 2011 to
Prospectus dated September 30, 2010

Effective October 31, 2011, Cardinal Capital Management, L.L.C. will no longer serve as the Sub-Advisor to the Brown Cardinal Small Companies Fund (the “Fund”).  All references to Cardinal Capital Management, L.L.C. will be removed from the Prospectus.  Additionally, the name of the Fund will change to the “Brown Advisory Small Companies Fund.”

With these changes, J. David Schuster will replace Amy K. Minella, Eugene Fox, III, Robert B. Kirkpatrick, CFA and Rachel D. Matthews as the Portfolio Manager of the Fund.  Accordingly, referenced pages of the Prospectus are updated as follows, effective October 31, 2011:

Page 26:

Management

Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	J. David Schuster has been the manager of the Fund since October 31, 2011.

Page 82:

Mr. David Schuster is responsible for the day-to-day management of the Fund’s portfolio.

J. David Schuster, Portfolio Manager, has been an Equity Research Analyst at Brown researching investment opportunities in the financial services sector for Brown since May 2008.  Prior to joining Brown in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.

Other senior member of the Fund’s team includes:

Michael Poggi, CFA, has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund.  Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Please retain this supplement with the Prospectus.

BROWN CARDINAL SMALL COMPANIES FUND
Institutional Shares (BIACX)
Advisor Shares (BASVX)

Supplement dated August 31, 2011 to
Statement of Additional Information dated September 30, 2010

Effective October 31, 2011, Cardinal Capital Management, L.L.C. will no longer serve as the Sub-Advisor to the Brown Cardinal Small Companies Fund (the “Fund”).  All references to Cardinal Capital Management, L.L.C. will be removed from the Statement of Additional Information (“SAI”).  Additionally, the name of the Fund will change to the “Brown Advisory Small Companies Fund.”

With these changes, J. David Schuster will replace Amy K. Minella, Eugene Fox, III, Robert B. Kirkpatrick, CFA and Rachel D. Matthews as the Portfolio Manager of the Fund.  Accordingly, referenced pages of the SAI are updated as follows, effective October 31, 2011:

Pages 32 and 33:

Other Accounts Under Management. As of July 29, 2011, J. David Schuster managed other investment companies, pooled investment vehicles and other accounts as shown in the tables below.

Fund and Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Brown Advisory Small Companies Fund
J. David Schuster	1	$107.0 million	0	$0	17	$27.3 million

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Fund and Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Brown Advisory Small Companies Fund
J. David Schuster	0	$0	0	$0	0	$0

Page 34:

Portfolio Managers Ownership in the Fund. As of July 29, 2011, J. David Schuster beneficially owned shares of the Fund as summarized in the following table:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of July 29, 2011
Brown Advisory Small Companies Fund
J. David Schuster	None

Please retain this supplement with the Statement of Additional Information.